Investments in associates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	14.99%	14.99%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.66%	31.66%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	November 30
Ownership	50.00%	50.00%
KCGI-SingA330-A Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	23.89%
VOGO Debt Strategy Qualified IV Private
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.00%	20.00%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.00%	24.00%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	14.15%	14.15%
Kiwoom Milestone Professional Private Real Estate Trust No.19
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	50.00%	50.00%
Shinhan Global Healthcare Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	3.13%	4.41%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.50%	37.50%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.02%	44.02%
KDBC-Midas Dong-A Global contents Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.26%	23.26%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.92%	24.92%
Shinhan AIM FoF Fund 1-A
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
Korea Omega Project Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	23.53%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	43.84%	43.84%
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.33%	23.33%
KOREA FINANCE SECURITY CO., LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	14.91%	14.91%
MIEL CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	28.77%	28.77%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	35.73%	35.73%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Midas Asset Global CRE Debt Private Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	40.10%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.67%	42.92%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	20.00%
MK Ventures-K Clavis Growth Capital Venture Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	26.67%	26.67%
NH-Amundi Global Infrastructure Trust 14
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	30.00%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	60.00%	60.00%
Milestone Private Real Estate Fund 3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.06%	32.06%
Nomura-Rifa Private Real Estate Investment Trust 31
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.31%	31.31%
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.27%	21.27%
FuturePlay-Shinhan TechInnovation Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Stonebridge Corporate 1st Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.12%	44.12%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.64%	21.64%
Korea Credit Bureau
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	9.00%	9.00%
Goduck Gangil1 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	1.04%	1.04%
SBC PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	25.00%	25.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	72.50%	72.50%
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	52.28%
Sparklabs-Shinhan Opportunity Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.50%	49.50%
IGIS Real-estate Private Investment Trust No.33
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.86%	40.86%
Goduck Gangil10 PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	19.90%	19.90%
Fidelis Global Private Real Estate Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	79.63%	79.63%
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.70%	28.70%
Shinhan Healthcare Fund 2
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	13.68%	13.68%
Shinhan AIM Real Estate Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Shinhan AIM Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.01%	21.01%
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.02%	22.02%
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.19%	29.19%
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	71.43%	71.43%
Korea Omega-Shinhan Project Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Samsung SRA Real Estate Professional Private 45
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
IBK Global New Renewable Energy Special Asset Professional Private2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.98%	28.98%
VS Cornerstone Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	41.18%	41.18%
NH-Amundi US Infrastructure Private Fund2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.91%	25.91%
Kakao-Shinhan 1st TNYT Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.62%	48.62%
Pacific Private Placement Real Estate Fund No.40
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.73%	24.73%
Mastern Private Real Estate Loan Fund No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.57%	33.57%
LB Scotland Amazon Fulfillment Center Fund 29
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	65.00%	70.14%
JR AMC Hungary Budapest Office Fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.57%	32.57%
EDNCENTRAL Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	13.47%	13.47%
Gyeonggi-Neoplux Superman Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.76%	21.76%
NewWave 6th Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Neoplux No.3 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	10.00%	10.00%
PCC Amberstone Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.67%	21.67%
KIAMCO POWERLOAN TRUST 4TH
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	47.37%	47.37%
Mastern Opportunity Seeking Real Estate Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.22%	22.22%
Neoplux Market-Frontier Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	19.74%	19.74%
Synergy Green New Deal 1st New Technology Business Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.17%	28.17%
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
SHINHAN-NEO Core Industrial Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.75%	49.75%
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Eum Private Equity Fund No.7
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.00%	21.00%
Kiwoom Hero No.4 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.05%	21.05%
Vogo Canister Professional Trust Private Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	36.74%
AJ-KOSNET Semicon One Venture Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.22%	22.22%
Timefolio The Venture-V second
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.73%	20.73%
Shinhan Smilegate Global PEF I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	14.21%	14.21%
Genesis Eco No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.00%	29.00%
SHINHAN-NEO Market-Frontier 2nd Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.70%	42.70%
NH-Synergy Core Industrial New Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	36.93%
J& Moorim Jade Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.89%	24.89%
Ulmus SHC innovation investment fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.04%	24.04%
T Core Industrial Technology 1st Venture PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.47%	31.47%
Fine Value POST IPO No.5 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	40.00%
TI First Property Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
IBKC Global Contents Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	24.39%
Kiwoom-Shinhan Innovation Fund 2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	42.86%	42.86%
ETRI Holdings-Shinhan 1st Unicorn Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
SJ ESG Innovative Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	28.57%
AVES 1st Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	76.19%	76.19%
Reverent-Shinhan Vista Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	13.41%	13.41%
JS Shinhan Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	3.85%	3.85%
Daishin Newgen New Technology Investment Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	50.60%
META ESG Private Equity Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.40%	27.40%
Shinhan VC tomorrow venture fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.62%	39.62%
H-IOTA Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.81%	24.81%
Stonebridge-Shinhan Unicorn Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.01%	26.01%
Tres-Yujin Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Shinhan-Time mezzanine blind Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Capstone REITs No.26
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
JB Incheon-Bucheon REITS No.54
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	39.31%	39.31%
Hankook Smart Real Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%	33.33%
JB Hwaseong-Hadong REITs No.53
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	31.03%	31.03%
KB Oaktree Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%	33.33%
Daehan No.36 Office Asset Management Company
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	48.05%
Rhinos Premier Mezzanine Private Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	27.93%
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.73%	29.73%
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.85%	24.85%
SKS-Yozma Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	29.85%
KB Distribution Private Real Estate 3-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.50%	37.50%
Pacific Private Investment Trust No.49-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	79.28%	79.28%
KIWOOM Real estate private placement fund for normal investors No. 31
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	60.00%	60.00%
RIFA Real estate private placement fund for normal investoes No. 51
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
Fivetree general private equity fund No.15
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	49.98%
Shinhan-Kunicorn first Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.31%	38.31%
Shinhan-Quantum Startup Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.18%	49.18%
Shinhan Simone Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	38.46%	38.46%
Korea Investment develop seed Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
Tiger Green alpha Trust No.29
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	95.24%	95.24%
STIC ALT Global II Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.74%	21.74%
NH-Brain EV Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	25.00%
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	15.00%	15.00%
Leverent-Frontier 4th Venture PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.89%	23.89%
Find-Green New Deal 2nd Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.57%	22.57%
ShinhanFitrin 1st Technology Business Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	16.17%	16.17%
Koramco Private Real Estate Fund 143
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.30%	30.30%
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.22%	22.22%
LB YoungNam Logistics Private Trust No.40
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
Shinhan-Cognitive Start-up Fund L.P.
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	32.77%	32.77%
Cornerstone J&M Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.67%	26.67%
Logisvalley Shinhan REIT Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	20.27%	20.27%
DA Value-Honest New Technology Investment Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	23.66%
Shinhan-Ji and Tec Smart Innovation Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Korea Investment Green Newdeal Infra Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.97%	27.97%
BTS 2nd Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	November 30
Ownership	26.00%	26.00%
NH-J&-IBKC Label Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.81%	27.81%
Hanyang Time Mezzanine Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	28.57%
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Aurum Goldrush ESG Private Fund No. 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.33%	28.33%
Shinhan-isquare Venture PEF 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
Capstone Develop Frontier Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.43%	21.43%
Nextrade Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	8.00%	8.00%
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	29.10%
Eventus-IBKC LIB Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	21.88%
IBKC-Behigh Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.73%	29.73%
ON No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	28.57%
Digital New Deal Kappa Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.75%	24.75%
IBKCJS New Technology Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.41%	29.41%
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.83%	20.83%
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	28.57%
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	75.00%	75.00%
TogetherKorea Private Investment Trust No. 6
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	99.98%	99.98%
TogetherKorea Private Investment Trust No. 7
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	99.98%	99.98%
Kiwoom Core Industrial Technology Investment Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	34.75%	34.75%
Penture K-Content Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	19.78%	21.96%
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	37.04%	37.04%
Shinhan-timefolio Bio Development Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.39%	48.39%
Shinhan M&A-ESG Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	23.33%	23.33%
SHINHAN Mid and SMALL-SIZED OFFICE VALUE-ADDED MO REIT Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.43%	28.43%
KDBC meta-enter New Technology investment fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.89%	27.89%
Shinhan Time Secondary Blind New Technology Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	47.50%	47.50%
Shinhan DS Secondary Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	49.83%	39.93%
Shinhan-openwater pre-IPO Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Shinhan-CJ TechInnovation Fund 1st
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
Shinhan-Eco Venture Fund 2nd
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
Heungkuk-Shinhan the 1st Visionary Technology Investment Trust no. 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	40.00%	40.00%
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.96%	22.96%
Shinhan HB Wellness 1st Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	48.54%	48.54%
Korea real Asset Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	28.57%
PineStreet Global Corporate FoF XIII-2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	100.00%	100.00%
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	26.22%	31.49%
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.99%	22.99%
Time Robotics New Technology Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	29.86%	29.86%
Ascent-welcome Tehcnology Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	27.65%	27.65%
Igis General PE Real Estate Investment Trust 517-1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	96.78%	96.30%
SH Ulmus M.P.E. Innovative Venture Fund 7
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	28.57%
Consus Osansegyo No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	50.00%
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	32.69%
Shinhan AIM Private Fund of Fund 9-B
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	25.00%	25.00%
Shinhan General Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	20.75%	20.75%
NH Absolute Project L General Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	—
Ownership	0.00%	26.03%
Paros Kosdaq Venture General Private Investment Trust No. 5
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.56%	28.56%
Happy Pet Life Care New Technology Investment Association No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	30.00%	30.00%
Shinhan-Soo Secondary Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	77.61%	77.61%
Newmain I funds
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	36.36%	36.36%
TECHFIN RATINGS Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	45.00%	0.00%
SONGPA BIZ CLUSTER PFV CO LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	September 30
Ownership	27.40%	0.00%
Planeta PTE LTD
Investments in associates [Line Items]
Country	Singapore
Reporting date	December 31
Ownership	33.33%	0.00%
The E&Shinhan New Growth Up Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.00%	0.00%
Shinhan-GB FutureFlow Fund L.P.
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	58.18%	0.00%
Credila Financial Services
Investments in associates [Line Items]
Country	India
Reporting date	September 30
Ownership	10.93%	0.00%
DB IPO HighYield Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	28.57%	0.00%
Exponential SQUARE Private Investment Trust No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	50.99%	0.00%
Fine North America Credit Private Mixed Asset Investment Trust 22
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	58.82%	0.00%
IGIS Private Real Estate Investment No.454
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	24.04%	0.00%
IGIS Private Real Estate Investment No.462
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	69.20%	0.00%
BNW Recharge Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	21.13%	0.00%
United Partners Realasset Fund No.14
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	33.33%	0.00%
Shinhan Market-Frontier Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	44.02%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	5.00%	0.00%
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Investments in associates [Line Items]
Country	Korea
Reporting date	December 31
Ownership	22.37%	0.00%